AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 9, 2000

                                                       REGISTRATION NO. 33-55877
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--76
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2000.

Check box if it is proposed that this filing will become effective on February 18, 2000 pursuant to paragraph (b) of Rule 485. /X/

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                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--76
                           (A UNIT INVESTMENT TRUST)
                           -  CALIFORNIA, MICHIGAN AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated February 18, 2000.

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Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF NOVEMBER 30, 1999, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Insured Intermediate
  Portfolio--
  Risk/Return Summary................    3
California Insured
  Portfolio--Risk/Return Summary.....    6
Michigan Insured
  Portfolio--Risk/Return Summary.....    9
Pennsylvania Portfolio--
  Risk/Return Summary................   12
What You Can Expect From Your
  Investment.........................   16
  Monthly Income.....................   16
  Return Figures.....................   16
  Records and Reports................   16
The Risks You Face...................   17
  Interest Rate Risk.................   17
  Call Risk..........................   17
  Reduced Diversification Risk.......   17
  Liquidity Risk.....................   17
  Concentration Risk.................   17
  State Concentration Risk...........   19
  Bond Quality Risk..................   21
  Insurance Related Risk.............   21
  Litigation and Legislation Risks...   21
Selling or Exchanging Units..........   21
  Sponsors' Secondary Market.........   21
  Selling Units to the Trustee.......   21
  Exchange Option....................   22
How The Fund Works...................   22
  Pricing............................   22
  Evaluations........................   23
  Income.............................   23
  Expenses...........................   23
  Portfolio Changes..................   23
  Fund Termination...................   24
  Certificates.......................   24
  Trust Indenture....................   24
  Legal Opinion......................   25
  Auditors...........................   25
  Sponsors...........................   25
  Trustee............................   26
  Underwriters' and Sponsors'
    Profits..........................   26
  Public Distribution................   26
  Code of Ethics.....................   26
Taxes................................   26
Supplemental Information.............   29
Financial Statements.................  D-1

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CALIFORNIA INTERMEDIATE INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, intermediate term municipal revenue bonds with an estimated average life of about 6 years.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     intermediate-term tax-exempt municipal
     bonds with an aggregate face amount of
     $2,245,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons..
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / General Obligation                22%
  / / Hospital/Health Care              10%
  / / Lease Rental Appropriation        25%
  / / Refunded Bonds                    1%
  / / Special Tax Issues                22%
  / / Universities/Colleges             20%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  - Because the Fund is concentrated in lease rental appropriation bonds, adverse developments in this sector may affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.55
     Annual Income per unit:                        $54.71
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.75%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.75%
     $100,000 to $249,999          2.50%
     $250,000 to $499,999          2.25%
     $500,000 to $999,999          2.00%
     $1,000,000 and over           1.75%

     Maximum Exchange Fee          1.75%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.63
     Evaluator's Fee
                                                    $0.71
     Other Operating Expenses
                                                    -----
                                                    $2.58
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.14%     6.73%     5.38%     3.54%     7.92%     5.97%
 Average                 -3.57      5.28      5.21     -1.71      6.34      5.80
 Low                     -8.58      2.79      5.04     -6.00      3.55      5.63

 -----------------------------------------------------------

 Average
 Sales fee               1.96%     5.20%     5.82%

 -----------------------------------------------------------

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,067.06
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in California.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 10
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,795,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospital/Health Care              32%
  / / Lease Rental Appropriation        18%
  / / Municipal Water/Sewer
  Utilities                             16%
  / / Refunded Bonds                    5%
  / / Special Tax Issues                7%
  / / Municipal Electric Utilities      22%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     CALIFORNIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.83
     Annual Income per unit:                        $57.96
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.49
     Evaluator's Fee
                                                    $0.53
     Other Operating Expenses
                                                    -----
                                                    $2.27
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.14%     6.73%     5.38%     3.54%     7.92%     5.97%
 Average                 -3.57      5.28      5.21     -1.71      6.34      5.80
 Low                     -8.58      2.79      5.04     -6.00      3.55      5.63

 -----------------------------------------------------------

 Average
 Sales fee               1.96%     5.20%     5.82%

 ---------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,039.67
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in California.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds generally will not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 9
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,830,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / General Obligation                21%
  / / Housing                           24%
  / / Industrial Development
      Revenue                           18%
  / / Refunded Bonds                    23%
  / / Special Tax Issues                14%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF MICHIGAN SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO MICHIGAN
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.84
     Annual Income per unit:                        $57.79
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.68
     Trustee's Fee
                                                    $0.54
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.49
     Evaluator's Fee
                                                    $0.54
     Other Operating Expenses
                                                    -----
                                                    $2.25
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR MICHIGAN PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Michigan Series were offered between June 20, 1989 and September 19, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     0.73%      6.36%      2.24%      7.55%
 Average                  -3.17      5.33       -1.39      6.37
 Low                      -8.47      3.49       -6.09      4.41


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,026.06
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $1,925,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospital/Health Care              11%
  / / Industrial Development
      Revenue                           22%
  / / Municipal Water/Sewer
      Utilities                         17%
  / / Refunded Bonds                    24%
  / / Universities/Colleges             26%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF PENNSYLVANIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     CALIFORNIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.79
     Annual Income per unit:                        $57.57
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.68
     Trustee's Fee
                                                    $0.54
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.73
     Evaluator's Fee
                                                    $0.73
     Other Operating Expenses
                                                    -----
                                                    $2.68
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Pennsylvania
     Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    0.92%     6.43%     5.46%     2.00%     7.62%     6.05%
 Average                 -3.94      5.10      5.25     -2.10      6.16      5.82
 Low                     -13.31     3.07      5.12     -10.52     3.74      5.71

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.22%     5.66%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT            $1,012.21
     (as of November 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Pennsylvania state and local personal
     income taxes if you like in
     Pennsylvania.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     20.10       5.01       5.63       6.26       6.88       7.51       8.14       8.76
  $ 25,751- 62,450      $ 43,051-104,050     34.70       6.13       6.89       7.66       8.42       9.19       9.95      10.72
  $ 62,451-130,250      $104,051-158,550     37.42       6.39       7.19       7.99       8.79       9.59      10.39      11.19
  $130,251-283,150      $158,551-283,150     41.95       6.89       7.75       8.61       9.47      10.34      11.20      12.06
OVER $283,151           OVER $283,151        45.22       7.30       8.21       9.13      10.04      10.95      11.87      12.78

  $      0- 25,750       9.39      10.01
  $ 25,751- 62,450      11.48      12.25
  $ 62,451-130,250      11.98      12.78
  $130,251-283,150      12.92      13.78
OVER $283,151           13.69      14.60

                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     18.66       3.69       4.30       4.92       5.53       6.15       6.76       7.38
  $ 26,251- 63,550      $ 43,851-105,950     31.10       4.35       5.08       5.81       6.53       7.26       7.98       8.71
  $ 63,551-132,600      $105,951-161,450     33.97       4.54       5.30       6.06       6.81       7.57       8.33       9.09
  $132,601-288,350      $161,451-288,350     38.75       4.90       5.71       6.53       7.35       8.16       8.98       9.80
OVER $288,350           OVER $288,350        42.20       5.19       6.06       6.92       7.79       8.65       9.52      10.38

  $      0- 26,250       7.99       8.61       9.22       9.83
  $ 26,251- 63,550       9.43      10.16      10.88      11.61
  $ 63,551-132,600       9.84      10.60      11.36      12.12
  $132,601-288,350      10.61      11.43      12.25      13.06
OVER $288,350           11.25      12.11      12.98      13.84

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     17.38       3.63       4.24       4.84       5.45       6.05       6.66       7.26
  $ 26,251- 63,550      $ 43,851-109,950     30.02       4.29       5.00       5.72       6.43       7.14       7.86       8.57
  $ 63,551-132,600      $105,951-161,450     32.93       4.47       5.22       5.96       6.71       7.46       8.20       8.95
  $132,601-288,350      $161,451-288,350     37.79       4.82       5.63       6.43       7.23       8.04       8.84       9.65
OVER $288,350           OVER $288,350        41.29       5.11       5.96       6.81       7.66       8.52       9.37      10.22

  $      0- 26,250       7.87       8.47       9.08       9.68
  $ 26,251- 63,550       9.29      10.00      10.72      11.43
  $ 63,551-132,600       9.69      10.44      11.18      11.93
  $132,601-288,350      10.45      11.25      12.06      12.86
OVER $288,350           11.07      11.92      12.77      13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California Intermediate Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the California Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Michigan Portfolios' concentration in housing bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are issued to provide financing for various housing projects. These bonds are payable primarily from the revenue derived from mortgage loans to housing projects for low to moderate income familities or notes secured by mortgages on residences. Repayment of these bonds is dependent upon, among other things:
  - occupany levels;
  - rental income;
  - the default rate on the underlying mortgage loans;
  - the ability of mortgage insurers to pay claims;
  - the continued availability of federal, state or local housing subsidiary programs;
  - economic conditions in local markets;
  - construction costs;
  - taxes;
  - utility costs;
  - the level of operating expenses; and
  - the managerial ability of project managers.

Housing bonds generally may be prepaid at any time. Therefore, their average life will ordinarily be less then their stated maturity.

Here is what you should know about the Pennsylvania Portfolio's concentration in university/college bonds. Payment for these bonds depends on:
  - level or amount and diversity of sources of revenue;
  - availability of endowments and other funds;
  - enrollment;
  - financial management;
  - reputation; and
  - for public institutions, the financial condition of the government and its educational policies.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen. However, the Asian economic crisis is expected to continue to have some negative effectt on the State's economy.

STATE GOVERNMENT

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

  - California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

  - any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

  - because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

  - while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

  - the state sales tax rate was raised;

  - the income tax rate was lowered;

  - an annual cap was imposed on property tax assessment increases; and

  - property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - Recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have lead to increased spending.

  - In recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ("PICA") which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1997, approximately $1.1 billion in PICA Special Revenue Bonds were outstanding.

  - Pennsylvania's general obligation bonds are currently rated A1 by Moody's and

    AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;

  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules.

You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes.

However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 76 (CALIFORNIA,
          CALIFORNIA INTERMEDIATE MATURITIES,
          MICHIGAN AND PENNSYLVANIA TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 76 (California, California
          Intermediate Maturities, Michigan and Pennsylvania Trusts), Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 76 (California, California Intermediate Maturities, Michigan and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of November 30, 1999 and the related statements of operations and of changes in net assets for the years ended November 30, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 76 (California, California Intermediate Maturities, Michigan and Pennsylvania Trusts), Defined Asset Funds at November 30, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          January 14, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities
     at value (cost $ 2,469,409)(Note 1) .........                    $   2,833,931
  Accrued interest................................                           50,455
  Cash - principal ...............................                            2,205
                                                                      -------------
    Total trust property .........................                        2,886,591


LESS LIABILITIES:
  Income advance from Trustee.....................   $       9,934
  Accrued Sponsors' fees .........................           1,303           11,237
                                                     -------------    -------------


NET ASSETS, REPRESENTED BY:
  2,804 units of fractional undivided
     interest outstanding (Note 3) ...............       2,836,136

  Undistributed net investment income ............          39,218    $   2,875,354
                                                     -------------    =============

UNIT VALUE ($ 2,875,354 / 2,804 units)............                    $    1,025.45
                                                                      =============

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS


                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
INVESTMENT INCOME:

  Interest income ........................    $   173,983      $   185,463       $   192,541
  Trustee's fees and expenses ............         (4,738)          (5,067)           (5,324)
  Sponsors' fees .........................         (1,419)          (1,414)           (1,433)
                                              ----------------------------------------------
  Net investment income ..................        167,826          178,982           185,784
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         33,964           26,172             4,719
  Unrealized appreciation (depreciation)
    of investments .......................       (259,929)          71,504            44,707
                                              ----------------------------------------------
  Net realized and unrealized gain
   (loss) on investments..................       (225,965)          97,676            49,426
                                              ----------------------------------------------



NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $   (58,139)     $   276,658       $   235,210
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----

OPERATIONS:
  Net investment income ..................    $   167,826      $   178,982       $   185,784
  Realized gain on
    securities sold or redeemed ..........         33,964           26,172             4,719
  Unrealized appreciation (depreciation)
    of investments .......................       (259,929)          71,504            44,707
                                              ----------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............        (58,139)         276,658           235,210
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (168,167)        (179,232)         (185,879)
  Principal ..............................        (11,100)            (917)           (4,799)
                                              ----------------------------------------------
  Total distributions ....................       (179,267)        (180,149)         (190,678)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............         (2,459)          (2,042)             (445)
  Redemption amounts - principal .........       (207,478)        (171,960)          (38,283)
                                              ----------------------------------------------
  Total share transactions ...............       (209,937)        (174,002)          (38,728)
                                              ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....       (447,343)         (77,493)            5,804

NET ASSETS AT BEGINNING OF YEAR ..........      3,322,697        3,400,190         3,394,386
                                              ----------------------------------------------
NET ASSETS AT END OF YEAR ................    $ 2,875,354      $ 3,322,697       $ 3,400,190
                                              ==============================================
PER UNIT:
  Income distributions during
    year .................................    $     58.16      $     58.32       $     58.51
                                              ==============================================
  Principal distributions during
    year .................................    $      3.70      $      0.29       $      1.50
                                              ==============================================
  Net asset value at end of
    year .................................    $  1,025.45      $  1,107.57       $  1,075.67
                                              ==============================================
TRUST UNITS:
  Redeemed during year ...................            196              161                38
  Outstanding at end of year .............          2,804            3,000             3,161
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL


     Cost of 2,804 units at Date of Deposit .....................       $ 2,618,995
     Less sales charge ..........................................           117,852
                                                                         -----------
     Net amount applicable to Holders ...........................         2,501,143
     Redemptions of units - net cost of 696 units redeemed
       less redemption amounts (principal).......................          (107,713)
     Realized gain on securities sold or redeemed ...............           108,674
     Principal distributions ....................................           (30,490)
     Unrealized appreciation of investments......................           364,522
                                                                         -----------

     Net capital applicable to Holders ..........................       $ 2,836,136
                                                                         ===========

    4.    INCOME TAXES

          As of November 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $364,522, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,469,409 at November 30, 1999.


                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA TRUST)(INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                             Optional
     Portfolio No. and Title of                Issues       Face                                  Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3)  Provisions(3)    Cost      Value(2)
            ----------                      -----------  ----------- -----------   -----------   ------------  ----------  ---------
  1  San Rafael Redev. Agy., CA, Central San   AAA      $   210,000    6.450  %     2017         12/01/02   $   198,030 $   217,694
     Rafael Redev. Proj., Tax Alloc. Rfdg                                                        @ 102.000
     Bonds, Ser. 1992
     (Financial Guaranty Ins.)

  2  Cnty. of Alameda, CA, 1993 B Rfdg.        AAA          115,000    5.700        2014         12/01/03        99,591     116,725
     Certs. of Part. (Santa Rita Jail Proj.)                                                     @ 102.000
     (MBIA Ins.)

  3  California Statewide Comm. Dev.  Auth.    AAA          500,000    5.500        2023         08/15/03       405,055     470,950
     (Sutter Hlth. Oblig. Group)(MBIA Ins).                                                      @ 102.000

  4  California Statewide Communities Dev.     AAA          385,000    6.000        2024         08/15/04       337,075     385,589
     Auth., Sutter Hlth. Oblig. Group                                                            @ 102.000
     (MBIA Ins.)

  5  California Statewide Communities Dev.     AAA          145,000    5.750        2022         04/01/03       122,905     142,635
     Auth., Certs. of Participation Sharp                                                        @ 102.000
     Healthcare Obligated Group (MBIA Ins.)

  6  City of Santa Rosa, CA, Wastewater Rev.   AAA          460,000    6.125        2017         09/01/02       414,455     468,372
     Rfdg. Bonds, 1992 Ser. B                                                                    @ 101.500
     (Financial Guaranty Ins.)

  7  Cnty. of Sacramento, CA, 1994 Public      AAA          210,000    6.400        2019         10/01/04       195,233     229,387
     Facilities Proj. (Coroner/Crime Lab and                                                     @ 102.000
     Data Ctr.) Certs.of Part. (AMBAC Ins.)
                                                            170,000    6.375        2014         10/01/04       159,542     185,511
                                                                                                 @ 102.000


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA TRUST)(INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                     -----------  ----------- -----------   -----------   ------------  ----------  ---------

  8  Department of Wtr. and Pwr. of the        AAA      $   460,000    6.000  %     2032         08/15/02 $     396,456 $   461,270
     City of Los Angeles, CA, Elec. Plant                                                        @ 102.000
     Rev. Bonds, Second Issue. of 1992
     (Financial Guaranty Ins.)

  9  Elk Grove Unified. Sch. Dist. CA,         AAA          140,000    7.000        2021(5)      12/01/03       141,067     155,798
     Cmnty. Facilities Dist. No. 1, Spec                                                         @ 102.000
     Tax Bonds, Ser. 1994 (AMBAC Ins)
                                                          ---------                                           ---------   ---------
                                                        $ 2,795,000                                         $ 2,469,409 $ 2,833,931
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 25.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA
     INTERMEDIATE MATURITIES TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities
     at value (cost $ 2,138,469)(Note 1) .........                   $   2,362,851
  Accrued interest................................                          18,334
  Cash - income ..................................                          12,134
  Cash - principal ...............................                           9,118
                                                                     -------------
    Total trust property .........................                       2,402,437


LESS LIABILITY - Accrued Sponsors' fees ..........                           1,190
                                                                     -------------


NET ASSETS, REPRESENTED BY:
  2,266 units of fractional undivided
     interest outstanding (Note 3) ...............  $   2,371,969

  Undistributed net investment income ............         29,278    $   2,401,247
                                                    -------------    =============

UNIT VALUE ($ 2,401,247 / 2,266 units)............                   $    1,059.69
                                                                     =============

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA
     INTERMEDIATE MATURITIES TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS


                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----


INVESTMENT INCOME:

  Interest income ........................    $   139,826      $   162,090       $   169,659
  Trustee's fees and expenses ............         (4,290)          (4,643)           (5,034)
  Sponsors' fees .........................         (1,294)          (1,262)           (1,331)
                                              ----------------------------------------------
  Net investment income ..................        134,242          156,185           163,294
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         71,326            8,313            19,080
  Unrealized appreciation (depreciation)
    of investments .......................       (174,374)          41,704            (9,539)
                                              ----------------------------------------------
  Net realized and unrealized gain
    (loss) on investments.................       (103,048)          50,017             9,541
                                              ----------------------------------------------



NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $    31,194      $   206,202       $   172,835
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA
     INTERMEDIATE MATURITIES TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----

OPERATIONS:
  Net investment income ..................    $   134,242      $   156,185       $   163,294
  Realized gain on
    securities sold or redeemed ..........         71,326            8,313            19,080
  Unrealized appreciation (depreciation)
    of investments .......................       (174,374)          41,704            (9,539)
                                              ----------------------------------------------
  Net increase in net assets
    resulting from operations ............         31,194          206,202           172,835
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (134,717)        (156,216)         (163,267)
  Principal ..............................        (16,251)          (4,359)           (8,146)
                                              ----------------------------------------------
  Total distributions ....................       (150,968)        (160,575)         (171,413)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............         (6,216)            (556)           (2,040)
  Redemption amounts - principal .........       (538,643)         (54,286)         (160,962)
                                              ----------------------------------------------
  Total share transactions ...............       (544,859)         (54,842)         (163,002)
                                              ----------------------------------------------

NET DECREASE IN NET ASSETS ..............        (664,633)          (9,215)         (161,580)

NET ASSETS AT BEGINNING OF YEAR ..........      3,065,880        3,075,095         3,236,675
                                              ----------------------------------------------
NET ASSETS AT END OF YEAR ................    $ 2,401,247      $ 3,065,880       $ 3,075,095
                                              ==============================================
PER UNIT:
  Income distributions during
    year .................................    $     55.45      $     56.22       $     56.28
                                              ==============================================
  Principal distributions during
    year .................................    $      6.48      $      1.55       $      2.75
                                              ==============================================
  Net asset value at end of
    year .................................    $  1,059.69      $  1,110.02       $  1,093.56
                                              ==============================================
TRUST UNITS:
  Redeemed during year ...................            496               50               150
  Outstanding at end of year .............          2,266            2,762             2,812
                                              ==============================================

                       See Notes to Financial Statements.


                                    D - 10.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA
     INTERMEDIATE MATURITIES TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

     Cost of 2,266 units at Date of Deposit .....................   $ 2,255,965
     Less sales charge ..........................................        90,254
                                                                    -----------
     Net amount applicable to Holders ...........................     2,165,711
     Redemptions of units - net cost of 984 units redeemed
       less redemption amounts (principal).......................      (113,851)
     Realized gain on securities sold or redeemed ...............       124,483
     Principal distributions ....................................       (28,756)
     Unrealized appreciation of investments......................       224,382
                                                                    -----------

     Net capital applicable to Holders ..........................   $ 2,371,969
                                                                    ===========

    4.    INCOME TAXES

          As of November 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $224,382, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,138,469 at November 30, 1999.


                                    D - 11.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA
     INTERMEDIATE MATURITIES TRUST)(INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of November 30, 1999


                                            Rating of                                              Optional
     Portfolio No. and Title of               Issues        Face                                  Redemption
            Securities                       (1) (4)        Amount    Coupon       Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                      -----------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Certificates of Part. Rfdg. Ser. 1994,    AAA      $   220,000    5.000  %     2007         02/15/04   $   188,307 $   222,794
     Ca, City of Walnut Creek (John                                                              @ 102.000
     Muir Med. Ctr.) (MBIA Ins.)

  2  Cnty. of Sacramento, CA, 1994 Pub. Fac.   AAA           65,000    5.800        2006         10/01/04        61,277      69,415
     Proj. (Coroner/Crime Lab and Data                                                           @ 102.000
     Ctr.), Cert. of Participation
     (AMBAC Ins.)

  3  Redevelopment Agy. of the City of San     AAA          500,000    5.900        2004         09/01/02       489,090     528,185
     Diego, CA, Centre City Redev. Proj.                                                         @ 102.000
     Tax Alloc. Rfdg. Bonds, Ser. 1992
     (AMBAC Ins.)

  4  Santa Clara Cnty. Fin. Auth., CA,         AAA           15,000    6.400        2006(5)      11/15/04        14,937      16,537
     Lease Rev. Bonds (VMC Fac. Replacement                                                      @ 102.000
     Proj.), 1994 Ser. A (AMBAC Ins.)

  5  State Public Wks. Board, CA Lse. Rev.     AAA          500,000    6.000        2006         11/01/04       479,450     536,645
     Bonds (Dept. of Corrections) (CA                                                            @ 102.000
     State Prison - Monterey Cnty. (Soledad
     II)), 1994 Ser. A (MBIA Ins.)

  6  State of California, Var. Purp. Genl.     AAA          500,000    6.200        2002         None           509,345     527,610
     Oblig. Bonds (AMBAC Ins.)

  7  The Regents of the Univ. of California,   AAA          445,000    5.300        2006         11/01/03       396,063     461,665
     CA, Hsg. Sys. Rev. Bonds, Ser. A                                                            @ 102.000
     (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,245,000                                         $ 2,138,469 $ 2,362,851
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 25.


                                    D - 12.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities
     at value (cost $ 2,526,638)(Note 1) .........                   $   2,885,970
  Accrued interest................................                          47,107
  Cash - principal ...............................                             790
                                                                     -------------
    Total trust property .........................                       2,933,867


LESS LIABILITIES:
  Income advance from Trustee.....................  $       8,391
  Accrued Sponsors' fees .........................          1,321            9,712
                                                    -------------    -------------


NET ASSETS, REPRESENTED BY:
  2,892 units of fractional undivided
     interest outstanding (Note 3) ...............      2,886,760

  Undistributed net investment income ............         37,395    $   2,924,155
                                                    -------------    =============

UNIT VALUE ($ 2,924,155 / 2,892 units)............                   $    1,011.12
                                                                     =============

                       See Notes to Financial Statements.


                                    D - 13.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS


                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----


INVESTMENT INCOME:

  Interest income ........................    $   174,405      $   183,343       $   183,466
  Trustee's fees and expenses ............         (4,719)          (4,810)           (4,959)
  Sponsors' fees .........................         (1,433)          (1,342)           (1,344)
                                              ----------------------------------------------
  Net investment income ..................        168,253          177,191           177,163
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         14,467            7,286
  Unrealized appreciation (depreciation)
    of investments .......................       (236,029)          72,243            44,034
                                              ----------------------------------------------
  Net realized and unrealized gain
     (loss) on investments ...........           (221,562)          79,529            44,034
                                              ----------------------------------------------



NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $   (53,309)     $   256,720       $   221,197
                                              ==============================================

                       See Notes to Financial Statements.


                                    D - 14.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
OPERATIONS:
  Net investment income ..................    $   168,253      $   177,191       $   177,163
  Realized gain on
    securities sold or redeemed ..........         14,467            7,286
  Unrealized appreciation (depreciation)
    of investments .......................       (236,029)          72,243            44,034
                                              ----------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............        (53,309)         256,720           221,197
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (168,710)        (177,304)         (177,184)
  Principal ..............................        (49,987)                            (3,504)
                                              ----------------------------------------------
  Total distributions ....................       (218,697)        (177,304)         (180,688)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............         (1,000)
  Redemption amounts - principal .........       (110,449)
                                              ----------------------------------------------
  Total share transactions ...............       (111,449)
                                              ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS ....       (383,455)          79,416            40,509

NET ASSETS AT BEGINNING OF YEAR ..........      3,307,610        3,228,194         3,187,685
                                              ----------------------------------------------
NET ASSETS AT END OF YEAR ................    $ 2,924,155      $ 3,307,610       $ 3,228,194
                                              ==============================================
PER UNIT:
  Income distributions during
    year .................................    $     57.99      $     59.20       $     59.16
                                              ==============================================
  Principal distributions during
    year .................................    $     16.69      $                 $      1.17
                                              ==================                 ============
  Net asset value at end of
    year .................................    $  1,011.12      $  1,104.38       $  1,077.86
                                              ==============================================
TRUST UNITS:
  Redeemed during year ...................            103
  Outstanding at end of year .............          2,892            2,995             2,995
                                              ==============================================

                       See Notes to Financial Statements.


                                    D - 15.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL


     Cost of 2,892 units at Date of Deposit .....................   $ 2,708,342
     Less sales charge ..........................................       121,898
                                                                    -----------
     Net amount applicable to Holders ...........................     2,586,444
     Redemptions of units - net cost of 358 units redeemed
       less redemption amounts (principal).......................       (50,150)
     Realized gain on securities sold or redeemed ...............        52,607
     Principal distributions ....................................       (61,473)
     Unrealized appreciation of investments......................       359,332
                                                                    -----------

     Net capital applicable to Holders ..........................   $ 2,886,760
                                                                    ===========

    4.    INCOME TAXES

          As of November 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $359,332, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,526,638 at November 30, 199 .


                                    D - 16.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (MICHIGAN TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues        Face                                Redemption
            Securities                         (1) (4)       Amount    Coupon     Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Downtown Dev. Auth. of the City of        AAA      $   400,000    6.875  %     2024         06/01/04 $     387,028 $   432,772
     Grand Rapids, MI, Tax Increment Rev.                                                        @ 102.000
     Bonds, Ser. 1994 (MBIA Ins.)

  2  Michigan Mun. Bond, Auth., Local Govt.    AAA          495,000    6.125        2018         12/01/04       447,638     503,014
     Loan Prog. Rev. Bonds, Ser. 1994 A                                                          @ 102.000
     (Wayne Cnty. Bldg. Auth. Bonds)
     (Financial Guaranty Ins.)

  3  Lake Orion Comm. Sch. Dist., Cnty. of     AAA          175,000    7.000        2020(5)      05/01/05       176,353     195,057
     Oakland, State of MI, 1994 Sch. Bldg.                                                       @ 101.000
     and Site and Rfdg. Bonds - Unltd. Tax)
     (AMBAC Ins.)

  4  Lincoln Consol. Sch. Dist., Cnty. of      AAA           45,000    5.850        2018         05/01/04        38,849      44,997
     Washtenaw and Wayne, State of MI, 1994                                                      @ 102.000
     (G.O.- Unltd.Tax)
     (Financial Guaranty Ins.)
                                                            265,000    5.850        2018(5)      05/01/04       228,777     282,214
                                                                                                 @ 102.000

  5  Livonia Pub. Sch. Dist., Cnty. of         AAA          250,000    5.125        2022         05/01/04       191,935     223,160
     Wayne, MI, 1994 Rfdg. Bonds (G.O.                                                           @ 102.000
     Unltd. Tax)(Financial Guaranty Ins.)


  6  Michigan State Hsg. Dev. Auth., Rental    AAA          200,000    5.900        2023         04/01/03       170,856     193,828
     Hsg. Rev. Bonds, Ser. 1993 A                                                                @ 102.000
     (AMBAC Ins.)


  7  Napoleon Comm. Schools, Counties of       AAA          205,000    7.000        2018(5)      05/01/05       206,585     228,911
     Jackson and Washtenaw, MI, 1994 Sch.                                                        @ 101.000
     Bldg. and Site and Rfdg. Bonds (G.O.-
     Unltd. Tax) (Financial Guaranty Ins.)



                                    D - 17.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 76 (MICHIGAN TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                             Optional
     Portfolio No. and Title of                Issues        Face                                 Redemption
            Securities                         (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------    -----------  ----------  ---------

  8  The Econ. Dev. Corp. of the Cnty. of      AAA      $   500,000    6.050  %     2024         08/01/02   $   438,095 $   501,965
     St. Clair, MI, Poll. Ctl. Rfdg. Rev.                                                        @ 102.000
     Bonds (The Detroit Edison Co. Proj.)
     (AMBAC Ins.)

  9  Warren Consol. Schools, Counties of       AAA          295,000    5.500        2021         05/01/03       240,522     280,052
     Macomb and Oakland, MI, 1993 Rfdg.                                                          @ 102.000
     Bonds(G.O. - Unlimited Tax)
     (MBIA Ins.)
                                                          ---------                                           ---------   ---------
                                                        $ 2,830,000                                         $ 2,526,638 $ 2,885,970
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 25.


                                    D - 18.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities
     at value (cost $ 1,732,767)(Note 1) .........                  $   1,946,572
  Accrued interest................................                         43,289
  Cash - principal ...............................                          7,065
                                                                    -------------
    Total trust property .........................                      1,996,926


LESS LIABILITIES:
  Income advance from Trustee..................... $      13,995
  Accrued Sponsors' fees .........................           906           14,901
                                                   -------------    -------------


NET ASSETS, REPRESENTED BY:
  1,972 units of fractional undivided
     interest outstanding (Note 3) ...............     1,953,637

  Undistributed net investment income ............        28,388    $   1,982,025
                                                   -------------    =============

UNIT VALUE ($ 1,982,025 / 1,972 units)............                  $    1,005.08
                                                                    =============

                       See Notes to Financial Statements.


                                    D - 19.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
INVESTMENT INCOME:

  Interest income ........................    $   121,327      $   128,864       $   140,886
  Trustee's fees and expenses ............         (4,055)          (4,263)           (4,553)
  Sponsors' fees .........................           (986)            (965)           (1,069)
                                              ----------------------------------------------
  Net investment income ..................        116,286          123,636           135,264
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         19,026           21,166            19,014
  Unrealized appreciation (depreciation)
    of investments .......................       (170,235)          17,724             8,359
                                              ----------------------------------------------
  Net realized and unrealized gain
    (loss) on investments ................       (151,209)          38,890            27,373
                                              ----------------------------------------------



NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $   (34,923)     $   162,526       $   162,637
                                              ==============================================

                       See Notes to Financial Statements.


                                    D - 20.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----
OPERATIONS:
  Net investment income ..................    $   116,286      $   123,636       $   135,264
  Realized gain on
    securities sold or redeemed ..........         19,026           21,166            19,014
  Unrealized appreciation (depreciation)
    of investments .......................       (170,235)          17,724             8,359
                                              ----------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations ............        (34,923)         162,526           162,637
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (116,511)        (123,870)         (135,567)
  Principal ..............................        (10,419)         (10,747)          (10,951)
                                              ----------------------------------------------
  Total distributions ....................       (126,930)        (134,617)         (146,518)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............         (1,524)          (1,666)           (1,691)
  Redemption amounts - principal .........       (121,640)        (137,156)         (139,203)
                                              ----------------------------------------------
  Total share transactions ...............       (123,164)        (138,822)         (140,894)
                                              ----------------------------------------------

NET DECREASE IN NET ASSETS ..............        (285,017)        (110,913)         (124,775)

NET ASSETS AT BEGINNING OF YEAR ..........      2,267,042        2,377,955         2,502,730
                                              ----------------------------------------------
NET ASSETS AT END OF YEAR ................    $ 1,982,025      $ 2,267,042       $ 2,377,955
                                              ==============================================
PER UNIT:
  Income distributions during
    year .................................    $     57.91      $     58.25       $     58.78
                                              ==============================================
  Principal distributions during
    year .................................    $      4.99      $      4.87       $      4.66
                                              ==============================================
  Net asset value at end of
    year .................................    $  1,005.08      $  1,085.75       $  1,072.60
                                              ==============================================
TRUST UNITS:
  Redeemed during year ...................            116              129               133
  Outstanding at end of year .............          1,972            2,088             2,217
                                              ==============================================

                       See Notes to Financial Statements.


                                    D - 21.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL


     Cost of 1,972 units at Date of Deposit .....................   $ 1,855,791
     Less sales charge ..........................................        83,513
                                                                    -----------
     Net amount applicable to Holders ...........................     1,772,278
     Redemptions of units - net cost of 1,278 units redeemed
       less redemption amounts (principal).......................      (195,938)
     Realized gain on securities sold or redeemed ...............       198,588
     Principal distributions ....................................       (35,096)
     Unrealized appreciation of investments......................       213,805
                                                                    -----------

     Net capital applicable to Holders ..........................   $ 1,953,637
                                                                    ===========

    4.    INCOME TAXES

          As of November 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $213,805, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $1,732,767 at November 30, 1999.


                                    D - 22.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (PENNSYLVANIA TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999


                                          Rating of                                               Optional
     Portfolio No.and Title of             Issues            Face                                Redemption
            Securities                     (1) (4)           Amount      Coupon   Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                    -------------    ----------- ---------- -----------   ------------  ----------  ---------
  1  Cambria Cnty. Hosp. Dev. Auth., PA,       AAA      $   320,000    6.375  %     2018(5)      07/01/02  $    293,600 $   340,506
     Hosp. Rev. Rfdg. and Imp. Bonds                                                             @ 102.000
     Ser. B of 1992 (Conemaugh Valley Mem.
     Hosp. Proj.), (Connie Lee Ins.)

  2  City of Philadelphia, PA, Water and       AAA          195,000    5.250        2023         06/15/03       153,085     177,364
     Wastewater Rev. Bonds, Ser. 1993                                                            @ 102.000
     (MBIA Ins.)

  3  Delaware Cnty. Auth., (Commonwealth       AAA          215,000    5.300        2020         12/15/03       171,482     195,233
     of PA) Rev. Bonds, Ser. of 1994                                                             @ 102.000
     (Crozer-Chester Med. Center)
     (MBIA Ins.)

  4  Lehigh Cnty. Indl. Dev. Auth.,  Poll.     AAA          420,000    6.400        2029         09/01/04       392,390     429,492
     Ctl. Rev. Rfdg. Bonds, 1994 Ser. B                                                          @ 102.000
     (PA Pwr. and Lt. Co. Proj.)
     (MBIA Ins.)

  5  Montgomery Cnty. Higher Educ. and Hlth.   AAA          500,000    6.500        2022         12/15/02       469,450     517,075
     Auth., PA, Montgomery Cnty., PA St.                                                         @ 102.000
     Joseph's Univ. Rev. Bonds, Ser. of 1992
     (Connie Lee Ins.)

  6  North Penn Wtr. Auth,. (Montgomery        AAA           75,000    6.200        2022(5)      11/01/02        68,102      79,318
     Cnty., PA), Wtr. Rev. Bonds, Ser. 1992                                                      @ 101.000
     (Financial Guaranty Ins.)

  7  North Penn Wtr. Auth.,(Montgomery         AAA          135,000    6.200        2022         11/01/02       122,583     136,250
     Cnty., PA), Wtr. Rev. Bonds, Ser. 1993                                                      @ 101.000
     (Financial Guaranty Ins.)



                                    D - 23.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (PENNSYLVANIA TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of November 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues      Face                                  Redemption
            Securities                         (1) (4)     Amount     Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  8  Pennsylvania Intergovernmental Coop.      AAA      $    65,000    6.750  %     2021(5)      06/15/05   $    62,075 $    71,334
     Auth., Spec. Tax Rev. Bonds (City of                                                        @ 100.000
     Philadelphia Funding Prog.),
     Ser. of 1994 (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 1,925,000                                         $ 1,732,767 $ 1,946,572
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 25.


                                    D - 24.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 76 (CALIFORNIA,
     CALIFORNIA INTERMEDIATE MATURITIES,
     MICHIGAN AND PENNSYLVANIA TRUSTS),
     DEFINED ASSET FUNDS


     NOTES TO PORTFOLIOS
     As of November 30, 1999

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.

    (5) Bonds with an aggregate face amount of $140,000 of the California Trust, $15,000 of the California Intermediate Maturities Trust, $645,000 of the Michigan Trust and $460,000 of the Pennsylvania Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                    D - 25.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--76
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-55877) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15024--2/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    4.1 --Consent of the Evaluator.

    5.1 --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--76
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--76, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 9TH DAY OF FEBRUARY, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)